Intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible assets
14	Intangible assets

	2021
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing balance
Placement agents (a)	36,896	—	—	—	—	(92)	36,804
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	—	—	—	—	85,619	(914)	84,705
Software	1,313	292	(407)	324	397	(71)	1,848
Brands	—	—	—	—	15,598	(170)	15,428
Goodwill (d)	—	—	—	—	244,367	(1,476)	242,891

Total - Cost of intangible assets	82,365	292	(407)	324	345,981	(2,723)	425,832

	2021
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing Balance
(-) Placement agents (a)	(28,915)	(2,148)	—	—	—	67	(30,996)
(-) Contractual rights (b)	(30,428)	(3,623)	—	—	—	—	(34,051)
(-) Non-contractual customer relati o nships (c)	—	(785)	—	—	—	—	(785)
(-) Software	(665)	(164)	407	(422)	(39)	44	(839)
(-) Brands	—	(253)	—	—	—	—	(253)

Total - Accumulated amortization	(60,008)	(6,973)	407	(422)	(39)	111	(66,924)

Intangible assets, net	22,357	(6,681)	—	(98)	345,942	(2,612)	358,908

	2020
Changes in costs	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
Placement agents (a)	35,284	2,000	—	—	(388)	36,896
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	887	497	—	—	(71)	1,313

Total - Cost of intangible assets	80,327	2,497	—	—	(459)	82,365

	2020
Changes in accumulated amortization	Opening Balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
(-) Placement agents (a)	(27,387)	(2,300)	—	—	772	(28,915)
(-) Contractual rights (b)	(26,805)	(3,623)	—	—	—	(30,428)
(-) Software	(678)	(84)	—	—	97	(665)

Total - Accumulated amortization	(54,870)	(6,007)	—	—	869	(60,008)

Intangible assets, net	25,457	(3,510)	—	—	410	22,357

	2019
Changes in costs	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
Placement agents (a)	35,350	3	—	—	(69)	35,284
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	931	66	(74)	—	(36)	887

Total - Cost of intangible assets	80,437	69	(74)	—	(105)	80,327

	2019
Changes in accumulated amortization	Opening Balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
(-) Placement agents (a)	(25,153)	(2,297)	—	—	63	(27,387)
(-) Contrac t ual rights (b)	(23,042)	(3,763)	—	—	—	(26,805)
(-) Software	(688)	(96)	—	—	106	(678)

Total - Accumulated amortization	(48,883)	(6,156)	—	—	169	(54,870)

Intangible assets, net	31,554	(6,087)	(74)	—	64	25,457

As of December 31, 2021, 2020 and 2019, there was no impairment indication for any of these assets.

(a)
Placement agents refer to amounts capitalized relating to agreements with investment placement agents relating to fundraising. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also adjusted. The remaining balance, as of December 31, 2021, is expected to be amortized as shown below:

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031	Total
Placement agent fees	1,403	1,208	1,108	990	197	197	180	175	175	175	5,808

(b)
Contractual rights refer to the management of the Infrastructure GP II, Ltd.
and Infrastructure III SLP, Ltd. investment funds. These rights were recorded as a result of the acquisition of control of the P2 Group on December 25, 2015 from Promon International Inc. The purchase agreement includes contingent consideration that will be paid to Promon International Inc. based on the performance of P2 Brasil Private Infrastructure General Partner II Ltd., expected to be settled in 2022 and only if the performance is achieved. As of the date of these financial statements, no amounts were due relating to these agreements. These intangible assets were recorded based on their respective fair values using estimates of expected future earnings on the acquisition date.

(c)
Non-contractual
customer relationships refer to client relationships of Moneda, acquired for the benefit of the Group through the business combination through rendering of ordinary business activities by Moneda entities.

(d)
The Group recognized goodwill in the current year as disclosed above on the acquisition of Moneda (note 28). None of the goodwill recognized is deductible for tax purposes.
No
impairment losses on goodwill were recognized in the current year. All goodwill recognized relates to the Moneda business combination of which management has determined the recoverable amount of MAM I and MAM II based on value in use. Key assumptions to determine the value in use includes discounted cash flow calculations based on current and past performance forecasts and considering current market indicators listed below for the respective countries in which the entities operate. There were no changes to assumptions between acquisition date (December 1, 2021) and reporting date (December 31, 2021).

Inputs to determine value in use

Forecast period	January 1, 2022 - December 31, 2026
GDP Growth rate - Chile	2% - 3%
GDP Growth rate - United States of America	2% - 3%
Annual inflation rate – Chile	3% - 4.4%
Annual inflation rate – United States of America	2.3% to 3.5%
USD/CLP average exchange rate	736 – 751
Discount rate	13.9% - 16.77%

(e)	Following is the breakdown of intangible assets by region:

	2021	2020
Brazil	696	815
Cayman Islands	219,019	21,542
Chile *	139,184	—
Other	9	—

Balance	358,908	22,357

Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, we consider that the location of the intangibles is best reflected by the location of the manager of those assets.

*
Goodwill and any fair value adjustments to assets and liabilities allocated to Chile relates to the business combination transaction with Moneda for acquisition of MAM I by Patria Investments Latam S.A. as disclosed under note 28.